COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2018
COMMITMENTS AND CONTINGENCIES
Schedule of future minimum lease payments under non cancelable operating lease commitments

As of
December 31, 2018
RMB
2019	102,057
2020	51,969
2021	30,392
2022	26,913
2023	23,203
Thereafter	110,980
345,514